Average Annual Total Returns - ETF - Vanguard SP Small-Cap 600 Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	11.43%	12.36%	11.83%	11.12%	12.01%	11.51%	6.94%	9.80%	9.78%	11.57%	12.39%	11.84%	11.29%	12.37%	11.92%	20.79%	15.36%	13.74%